Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 15 – Earnings Per Share

(Dollars in thousands, except per share data)

	2011	2010	2009

Basic
Net income	$3,513	$2,711	$1,478

Weighted average common shares outstanding	3,286,969	3,273,151	3,255,984

Basic earnings per common share	$1.07	$0.83	$0.45

Diluted
Net income	$3,513	$2,711	$1,478

Weighted average common shares outstanding	3,286,969	3,273,151	3,255,984
Plus: dilutive effect of assumed exercises of stock options	–	–	–

Average shares and dilutive potential common shares	3,286,969	3,273,151	3,255,984

Diluted earnings per common share	$1.07	$0.83	$0.45

There were 46,656 stock options as of December 31, 2011 and 49,232 as of December 31, 2010 and December 31, 2009 considered to be anti-dilutive to earnings per share and thus have been excluded from the calculations above.